UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cornerstone Investment Partners
Address:  8097 Roswell Road, Building A
          Atlanta, GA  30350

Form 13F File Number:  028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Edward C. Mitchell, Jr.
Title:    Chief Compliance Officer
Phone:    770-393-2852

Signature, Place, and Date of Signing:

  /s/ Edward C. Mitchell, Jr.       Atlanta, GA            February 2, 2006
  ---------------------------       -------------          ----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           92

Form 13F Information Table Value Total:  $   205,808
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

         Column1              Column2       Column3       Column4         Column5      Column6       Column7      Column8
         -------              -------       -------       -------         -------      -------       -------      -------
                                                                                                      OTHER
         ISSUER                CLASS         CUSIP       VALUE(000)    SHRS/PUT/CALL  DISCRETION     MANAGER     AUTHORITY
         ------                -----         -----       ----------    -------------  ----------     -------     ---------
3M Company                      COM        88579Y101        217,000          2,800       Sole          None        None
AT&T Inc.                       COM        00206R102      5,638,382        230,232       Sole          None        None
Abbott Laboratories             COM        002824100        214,893          5,450       Sole          None        None
Abercrombie & Fitch             COM        002896207      5,827,744         89,410       Sole          None        None
Affiliated Computer S           COM        008190100      6,100,866        103,090       Sole          None        None
Alliance Cap Mgmt               COM        01855a101        452,598          8,012       Sole          None        None
Altria Group Inc                COM        02209S103        367,300          4,916       Sole          None        None
American Express Comp           COM        025816109        766,754         14,900       Sole          None        None
BB&T Corp                       COM        054937107        418,052          9,975       Sole          None        None
BE Aerospace Inc.               COM        073302101      2,046,000         93,000       Sole          None        None
Bank of America Corp.           COM        060505104      9,103,068        197,250       Sole          None        None
Baxter International            COM        071813109      5,154,473        136,905       Sole          None        None
Brinker International           COM        109641100      4,552,988        117,770       Sole          None        None
Cardinal Health Inc.            COM        14149Y108      6,066,156         88,235       Sole          None        None
Champion Enterprises            COM        158496109        739,566         54,300       Sole          None        None
ChevronTexaco Corp              COM        166764100        863,472         15,210       Sole          None        None
Chittenden Corporatio           COM        170228100        410,782         14,771       Sole          None        None
Ciena Corporation               COM        171779101         52,717         17,750       Sole          None        None
Cisco Systems Inc.              COM        17275R102        214,651         12,538       Sole          None        None
Citigroup Inc                   COM        172967101      7,214,690        148,665       Sole          None        None
Coca-Cola Company               COM        191216100      2,064,275         51,210       Sole          None        None
Computer Sciences Cor           COM        205363104        253,200          5,000       Sole          None        None
Compuware Corporation           COM        205638109         89,700         10,000       Sole          None        None
ConocoPhillips                  COM        20825C104      5,227,473         89,850       Sole          None        None
DPL Inc.                        COM        233293109        449,924         17,298       Sole          None        None
DTE Energy Company              COM        233331107        396,487          9,180       Sole          None        None
Dell Inc                        COM        24702R101      3,753,848        125,170       Sole          None        None
Diebold Incorporated            COM        253651103      4,786,100        125,950       Sole          None        None
Donaldson                       COM        257651109        254,400          8,000       Sole          None        None
Duke Energy Corp                COM        264399106      2,609,562         95,066       Sole          None        None
El Paso Corp                    COM        28336L109        125,161         10,293       Sole          None        None
Exelon Corp                     COM        30161N101        392,970          7,395       Sole          None        None
Exxon Mobil                     COM        30231G102      1,729,474         30,790       Sole          None        None
FEI Company                     COM        30241L109        143,775          7,500       Sole          None        None
Fifth Third Bancorp             COM        316773100        218,776          5,800       Sole          None        None
Fleetwood Enterprises           COM        339099103      3,595,085        291,100       Sole          None        None
General Electric Co             COM        369604103      6,339,108        180,859       Sole          None        None
Genesco Inc.                    COM        371532102        275,409          7,100       Sole          None        None
Green Mount. Coffee Roast       COM        393122106        446,600         11,000       Sole          None        None
Halliburton Company             COM        406216101      1,592,813         25,707       Sole          None        None
Health Management Assoc         COM        421933102      4,914,428        223,790       Sole          None        None
Hewlett-Packard Co              COM        428236103        367,695         12,843       Sole          None        None
Home Depot Inc.                 COM        437076102      6,393,452        157,941       Sole          None        None
IBM Corp                        COM        459200101      3,379,810         41,117       Sole          None        None
ITT Educational Servi           COM        45068B109        886,650         15,000       Sole          None        None
Intel Corporation               COM        458140100      5,405,712        216,575       Sole          None        None
Interface Inc cl A              COM        458665106        398,779         48,513       Sole          None        None
J P Morgan Chase                COM        46625H100      7,452,155        187,759       Sole          None        None
Jefferson-Pilot Corp.           COM        475070108      3,575,773         62,810       Sole          None        None
Johnson & Johnson               COM        478160104      5,442,956         90,565       Sole          None        None
Johnson Controls Inc            COM        478366107        437,460          6,000       Sole          None        None
LSI Logic Corporation           COM        502161102        240,000         30,000       Sole          None        None
Lowes Companies Inc.            COM        548661107        253,575          3,804       Sole          None        None
Mattel Inc.                     COM        577081102      1,594,260        100,775       Sole          None        None
Mesa Air Group Inc.             COM        590479101        209,200         20,000       Sole          None        None
Morgan Stanley                  COM        617446448        221,059          3,896       Sole          None        None
Newell Rubbermaid In            COM        651229106      4,947,632        208,059       Sole          None        None
Oil Service Holders             COM        678002106        296,240          2,300       Sole          None        None
Old Republic Intl               COM        680223104        557,053         21,213       Sole          None        None
Oracle Corporation              COM        68389X105      4,836,869        396,140       Sole          None        None
PETsMART Inc.                   COM        716768106        443,918         17,300       Sole          None        None
PartnerRe Ltd.                  COM        G6852T105        328,350          5,000       Sole          None        None
PepsiCo Inc.                    COM        713448108      2,845,943         48,171       Sole          None        None
Petco Animal Supplies           COM        716016209        379,735         17,300       Sole          None        None
Pfizer Inc.                     COM        717081103      6,118,818        262,385       Sole          None        None
Polaris Industries In           COM        731068102        441,760          8,800       Sole          None        None
Procter & Gamble Co.            COM        742718109        870,342         15,037       Sole          None        None
Revlon Inc Class A              COM        761525500        155,000         50,000       Sole          None        None
Sara Lee Corp.                  COM        803111103      1,506,330         79,700       Sole          None        None
Selective Insurance G           COM        816300107        318,600          6,000       Sole          None        None
Solectron Co                    COM        834182107         75,030         20,500       Sole          None        None
Sprint Nextel Corporation       COM        852061100      3,681,770        157,610       Sole          None        None
SunTrust Banks Inc.             COM        867914103      1,116,793         15,349       Sole          None        None
Tyco Intl Ltd                   COM        902124106      6,203,634        214,956       Sole          None        None
UNUM Provident Corp.            COM        91529Y106      5,043,334        221,685       Sole          None        None
United Parcel Srvc B            COM        911312106        255,510          3,400       Sole          None        None
United Technologies             COM        913017109        212,458          3,800       Sole          None        None
Vanguard Value VIPERs           COM        922908744        235,083          4,112       Sole          None        None
Wachovia Bank                   COM        929903102        428,166          8,100       Sole          None        None
Wal-Mart Stores Inc.            COM        931142103      4,433,130         94,725       Sole          None        None
Washington Mutual Inc           COM        939322103        341,968          7,861       Sole          None        None
Whiting Petroleum Corp          COM        966387102        272,000          6,800       Sole          None        None
Wild Oats Markets In            COM        96808B107        401,660         33,250       Sole          None        None
Winn-Dixie Stores Inc           COM        974280109         11,760         15,000       Sole          None        None
Wyeth                           COM        983024100        500,182         10,857       Sole          None        None
BP PLC ADS                      ADR        055622104        559,420          8,711       Sole          None        None
Canadian Natl Railway           ADR        136375102        203,974          2,550       Sole          None        None
Canadian Sands Trust            ADR        13642L100        631,200          5,823       Sole          None        None
Honda Motor Co. Ltd.            ADR        438128308      5,849,014        201,899       Sole          None        None
Nokia Corporation               ADR        654902204      7,340,404        401,115       Sole          None        None
Norsk Hydro ASA                 ADR        656531605      2,803,916         27,175       Sole          None        None
Petroleo Brasilero ADS          ADR        71654V408      8,821,801        123,780       Sole          None        None